Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of summary of major components of accrued expenses balance
	Year Ended December 31,
(in thousands)	2014	2015
Corporate legal fees	$564	$927
Audit, tax and filing services	189	78
Board fees	45	136
Sublicense fees	125	103
Other miscellaneous	149	52
	$1,072	$1,296